Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39519
Entity Registrant Name	Vitru Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rodovia José Carlos Daux, 5500, Torre Jurerê A
Entity Address, Address Line Two	2nd floor, Saco Grande
Entity Address, City or Town	Florianópolis
Entity Address, Country	BR
Entity Address, Postal Zip Code	88032-005
Title of 12(b) Security	Common shares, par value U.S.$0.00005 per share
Trading Symbol	VTRU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	33,826,199
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001805012
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1351
Auditor Location	Florianópolis, Brazil
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Rodovia José Carlos Daux, 5500, Torre Jurerê A
Entity Address, Address Line Two	2nd floor, Saco Grande
Entity Address, City or Town	Florianópolis
Entity Address, Country	BR
Entity Address, Postal Zip Code	88032-005
Contact Personnel Name	Carlos Henrique Boquimpani de Freitas
City Area Code	47
Local Phone Number	3281-9500